BUSINESS SEGMENTS AND GEOGRAPHIC AREAS - Business Segments (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	2 Months Ended	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Aug. 31, 2012	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Segment Reporting Information [Line Items]
Net Sales			$ 2,906.0	$ 2,759.3	$ 2,859.4	$ 2,476.5	$ 2,659.5	$ 2,517.2	$ 2,557.2	$ 2,414.0	$ 11,001.2	$ 10,147.9	$ 9,376.5
Segment Profit											1,472.2	1,447.9	1,338.3
Corporate overhead											(253.9)	(252.3)	(245.0)
Other-net											(287.4)	(299.8)	(254.3)
Restructuring charges and asset impairments											(176.1)	(174.0)	(66.2)
Loss on debt extinguishment	(42.8)	45.5									20.6	45.5	0
Interest income											12.8	10.1	26.5
Interest expense											(160.4)	(144.2)	(140.4)
Earnings from continuing operations before income taxes											586.6	542.2	658.9
Capital and Software Expenditures											365.6	386.0	302.1
Depreciation and Amortization											441.3	445.3	410.1
Total Assets	16,535.1		16,535.1				15,844.0				16,535.1	15,844.0		15,949.0
Construction and Do It Yourself
Segment Reporting Information [Line Items]
Net Sales											5,276.0	5,008.4	4,804.3
Segment Profit											777.5	694.5	603.0
Capital and Software Expenditures											155.8	199.0	160.7
Depreciation and Amortization											154.0	139.6	132.0
Securities Industry
Segment Reporting Information [Line Items]
Capital and Software Expenditures											84.2	64.8	48.9
Depreciation and Amortization											139.3	149.0	128.8
Industrial Segment
Segment Reporting Information [Line Items]
Capital and Software Expenditures											125.6	108.7	72.4
Depreciation and Amortization											147.0	116.3	106.0
Corporate Assets
Segment Reporting Information [Line Items]
Total Assets	(630.5)		(630.5)				206.9				(630.5)	206.9		(10.6)
Continuing operations
Segment Reporting Information [Line Items]
Total Assets	17,155.5		17,155.5				15,465.4				17,155.5	15,465.4		14,827.3
Continuing operations | Construction and Do It Yourself
Segment Reporting Information [Line Items]
Total Assets	7,357.9		7,357.9				7,152.4				7,357.9	7,152.4		7,152.4
Continuing operations | Securities Industry
Segment Reporting Information [Line Items]
Net Sales											2,422.6	2,400.2	1,880.7
Segment Profit											238.0	312.7	297.3
Total Assets	4,495.6		4,495.6				4,600.8				4,495.6	4,600.8		4,120.9
Continuing operations | Industrial Segment
Segment Reporting Information [Line Items]
Net Sales											3,302.6	2,739.3	2,691.5
Segment Profit											456.7	440.7	438.0
Total Assets	5,302.0		5,302.0				3,712.2				5,302.0	3,712.2		3,554.0
Discontinued operations
Segment Reporting Information [Line Items]
Capital and Software Expenditures												13.5	20.1
Depreciation and Amortization											1.0	40.4	43.3
Total Assets	$ 10.1		$ 10.1				$ 171.7				$ 10.1	$ 171.7		$ 1,132.3